Parent-only Financial Information - Condensed Statements of Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest income:
Loans receivable	$ 403,173	$ 382,266	$ 343,770
Debt securities available for sale and equity securities	26,504	55,994	29,637
Interest expense on borrowings	51,943	71,061	63,940
Net interest income	221,634	177,982	205,876
Non-interest income:
Change in fair value of equity securities	928	906	1,214
Other non-interest income	9,557	13,431	14,136
Total non-interest income	37,069	1,894	27,379
Non-interest expense:
Merger-related expenses	214	1,665	606
Loss on extinguishment of debt	0	3,447	300
Other non-interest expense	(48)	3,419	1,431
Total non-interest expense	180,892	181,335	182,417
Income before income tax expense	67,989	(15,910)	46,051
Income tax (benefit) expense	16,223	(4,257)	9,965
Income tax benefit	16,223	(4,257)	9,965
Net income	51,766	(11,653)	36,086
Other comprehensive income	34,396	48,367	20,561
Comprehensive income	86,162	36,714	56,647
Parent Company
Condensed Financial Statements, Captions [Line Items]
Dividends from subsidiary	35,000	0	45,000
Interest income:
Loans receivable	1,643	1,735	1,814
Debt securities available for sale and equity securities	16	20	18
Interest-earning deposits	2	1	8
Total interest income	36,661	1,756	46,840
Interest expense on borrowings	408	474	1,339
Net interest income	36,253	1,282	45,501
Equity earnings income (loss) in subsidiaries	16,605	(10,677)	(8,432)
Non-interest income:
Change in fair value of equity securities	8	2	(10)
Other non-interest income	1	0	0
Total non-interest income	9	2	(10)
Non-interest expense:
Merger-related expenses	214	755	41
Loss on extinguishment of debt	0	0	300
Other non-interest expense	1,598	1,618	1,502
Total non-interest expense	1,812	2,373	1,843
Income before income tax expense	51,055	(11,766)	35,216
Income tax (benefit) expense	(711)	(113)	(870)
Income tax benefit	(711)	(113)	(870)
Net income	51,766	(11,653)	36,086
Other comprehensive income	34,396	48,367	20,561
Comprehensive income	86,162	36,714	56,647
Northfield Bancorp, Inc. [Member]
Interest income:
Loans receivable	184,832	183,932	181,638
Debt securities available for sale and equity securities	22,875	16,055	22,396
Interest expense on borrowings	29,525	37,822	32,055
Net interest income	137,366	114,485	124,667
Non-interest income:
Change in fair value of equity securities	0	51	134
Other non-interest income	1,317	1,064	948
Total non-interest income	16,950	16,822	11,896
Non-interest expense:
Other non-interest expense	6,363	6,723	6,336
Total non-interest expense	129,863	86,525	83,450
Income before income tax expense	17,051	40,501	51,760
Income tax (benefit) expense	16,255	10,556	14,091
Interest expense on subordinated debt	3,320	3,329	3,320
Income tax benefit	16,255	10,556	14,091
Net income	796	29,945	37,669
Other comprehensive income	16,076	11,560	15,889
Comprehensive income	16,872	41,505	53,558
Northfield Bancorp, Inc. [Member] | Parent Company
Non-interest expense:
Income tax (benefit) expense	(491)	(360)	(402)
Interest on ESOP loans	1,142	1,406	1,336
Interest income on deposits in other financial institutions	340	577	489
Undistributed earnings of Northfield Bank	3,054	31,812	39,662
Total income	4,536	33,795	41,487
Interest expense on subordinated debt	3,320	3,329	3,320
Other expenses	911	881	900
Income tax benefit	(491)	(360)	(402)
Total expenses	3,740	3,850	3,818
Net income	796	29,945	37,669
Other comprehensive income	16,076	11,560	15,889
Comprehensive income	$ 16,872	$ 41,505	$ 53,558